Offerings	May 31, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Notes due 2030
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 750,000,000
Fee Rate	0.00015%
Amount of Registration Fee	$ 114,825
Offering Note
(1)
Relates to the shelf registration statement on Form S-3 (File No. 333-279561), which became effective on May 31, 2024 (the “Registration Statement”), filed by the Registrant for the sale of up to $2,750,000,000 of the Registrant’s securities. Pursuant to the Registration Statement, the Registrant paid a registration fee of $405,900.
00.
Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Debt
Security Class Title	6.375% Notes due 2030
Amount Registered | shares	500,000,000
Proposed Maximum Offering Price per Unit	100
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.00015%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
Relates to the shelf registration statement on Form S-3 (File No. 333-279561), which became effective on May 31, 2024 (the “Registration Statement”), filed by the Registrant for the sale of up to $2,750,000,000 of the Registrant’s securities. Pursuant to the Registration Statement, the Registrant paid a registration fee of $405,900.
00.
Such prior registration fee was estimated solely to calculate the registration fee in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, under the Securities Act of 1933, as amended.